CONVERTIBLE NOTE PAYABLE (Details Textual) (USD $)	9 Months Ended		12 Months Ended		72 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2014
Proceeds from Convertible Debt	$ 0	$ 100,000	$ 100,000	$ 0	$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Fair Value Adjustment of Warrants	0	32,525	32,525	0	32,525
Warrants Expiration Term	5 years
Warrant [Member]
Fair Value Adjustment of Warrants	125,121	32,525	101,805	123,353		32,525
Warrants, Amortization Period	2 years
Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000
Convertible Notes Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Debt Instrument, Maturity Date	Apr. 30, 2015
Debt Instrument, Unamortized Discount	$ 11,384		$ 26,020		$ 26,020
Debt Instrument, Frequency of Periodic Payment	semi-annually